Principles of Consolidation	9 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Principles of Consolidation

2. Principles of Consolidation

The consolidated financial statements include the accounts of Mimecast Jersey and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.